ACCOUNTING POLICIES (Useful life of property, plant & equipment) (Details)	12 Months Ended
Dec. 31, 2019
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	10 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	50 years
Production equipment and machinery | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	5 years
Production equipment and machinery | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	40 years
Vehicles, furniture and fixtures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	3 years
Vehicles, furniture and fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	20 years
Buildings and facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	2 years
Buildings and facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	20 years
Production equipment and machinery | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	2 years
Production equipment and machinery | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	17 years